OTHER CURRENT LIABILITIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities Details
Accrued payroll and commission	$ 197,483	$ 295,915
Accrued vacation	96,124	68,438
Other accrued expenses	93,412	60,035
Dividends payable(1)	41,359	41,359
Other current liabilities	$ 428,378	$ 465,747	$ 115,206